Commitments and Contingencies - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Other Commitments [Line Items]
Deferred purchase agreement, borrowings by client	$ 143	$ 186
Deferred purchase agreement, receivables with credit risk	1,920	1,900
Deferred purchase agreement, line of credit facility, maximum borrowing capacity	161	138
Loss contingency (up to)	10
Off-Balance Sheet Commitment
Other Commitments [Line Items]
Credit related commitments	$ 66	$ 66